Organization and Principal Activities	12 Months Ended
Sep. 30, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

EZGO Technologies Ltd. (“EZGO”), is a holding company incorporated under the laws of the British Virgin Islands (“BVI”) on January 24, 2019. EZGO, its subsidiaries, VIE and VIE’s subsidiaries (collectively referred to as the “Company”) mainly sells battery packs, battery cells, and electric bicycles (“e-bicycle”) in the People’s Republic of China (“PRC”). The consolidated financial statements (“CFS”) reflect the activities of EZGO and each of the following entities as of September 30, 2024:

Name	Date of incorporation / acquisition	Place of incorporation	Percentage of ownership	Principal activities
Subsidiaries
China EZGO Group Ltd. (“EZGO HK”)	February 13, 2019	Hong Kong (“HK”)	100%	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd. (“Changzhou Langyi”)	August 6, 2021	PRC	100%	Investment holding company
EZGO Technologies Group Co., Ltd. (formerly known as Changzhou EZGO Enterprise Management Co., Ltd., and Changzhou Jiekai Enterprise Management Co., Ltd., “WFOE” or “Changzhou EZGO”)	June 12, 2019	PRC	100%	Investment holding company
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”)	December 10, 2021	PRC	60%	Distribution and trade of battery packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”)	July 14, 2022	PRC	100%	Distribution and trade of battery packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”)	May 9, 2022	PRC	100%	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”)	July 13, 2022	PRC	100%	Production and sales of e-bicycles
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”)	July 14, 2022	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”)	January 25, 2023	PRC	100%	Investment holding company
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”)	January 25, 2023	PRC	60%	Industrial automatic control device and system manufacturing
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”)	March 2, 2023	PRC	60%	Equipment maintenance and repairment

VIE and subsidiaries of VIE
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd.,“Jiangsu EZGO”)	July 30, 2019	PRC	VIE	Investment holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87% owned by VIE	Sales of battery packs, battery cells, and e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100% owned by VIE	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51% owned by VIE	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)

The VIE contractual arrangements

Current PRC laws and regulations impose restrictions or prohibitions on foreign ownership of companies that engage in value-added telecommunication services, and certain other businesses. Changzhou EZGO is considered a foreign-invested enterprise. To comply with PRC laws and regulations, EZGO conducts part of its business in PRC through Jiangsu EZGO and its subsidiaries, based on a series of contractual arrangements. These contractual arrangements expire on November 8, 2039. The following is a summary of the contractual arrangements that provide EZGO with effective control of its VIE and VIE’s subsidiaries and enable it to receive substantially all the economic benefits from their operations.

Each VIE Agreements is described below:

Proxy Agreement

Pursuant to the Proxy Agreement, dated November 8, 2019, among WFOE, Jiangsu EZGO and each equity holder of Jiangsu EZGO, each equity holder irrevocably authorizes WFOE to exercise his or her rights as an equity holder of Jiangsu EZGO, including the right to attend equity holders’ meetings, to exercise voting rights and to transfer all or a part of his or her equity interests therein pursuant to the Exclusive Call Option Agreement. During the term of Proxy Agreement, Jiangsu EZGO and all its equity holders may not terminate the agreements except when this agreement or applicable PRC laws provide otherwise.

Exclusive Call Option Agreement

Pursuant to the Exclusive Call Option Agreement, dated November 8, 2019, among WFOE, Jiangsu EZGO and the equity holders of Jiangsu EZGO, each equity holder of Jiangsu EZGO irrevocably granted WFOE an exclusive option to purchase, or to designate other persons to purchase, to the extent permitted by applicable PRC laws, rules, and regulations, all of the equity interest and assets in Jiangsu EZGO from each equity holder. The equity holders of Jiangsu EZGO agree that, without the prior written consent of WFOE, they will not dispose of their equity interests in Jiangsu EZGO or create or allow any encumbrance on their equity interests. The purchase price for the equity interest is to be the minimum permitted by applicable PRC laws, rules and regulations, or the amount that the equity holders actually pay to Jiangsu EZGO for the equity, whichever is lower. The purchase price for the assets is to be the minimum permitted by applicable PRC laws, rules and regulations, or the net book value of the assets, whichever is lower. The Exclusive Call Option Agreement expires when all the equity interest or all the assets are transferred pursuant to the agreement.

Exclusive Management Consulting and Technical Service Agreement (“EMCTSA”)

Pursuant to the EMCTSA, dated November 8, 2019, between WFOE and Jiangsu EZGO, Jiangsu EZGO agrees to engage WFOE as its exclusive provider of management consulting, technical support, intellectual property license and relevant services, including all services within Jiangsu EZGO’s business scope and decided by WFOE from time to time as necessary. Jiangsu EZGO shall pay WFOE service fees within three months after each fiscal year end. The service fees should be 95% (or a percentage adjusted by WFOE in its sole discretion) of the net profit after the deficit of the prior fiscal year is covered and the statutory reserve is appropriated. WFOE exclusively owns any intellectual property arising from the performance of the EMCTSA. The EMCTSA is effective for 20 years unless earlier terminated as set forth in the agreement or other written agreements entered into by the parties thereto. The EMCTSA shall be extended automatically by the expiry thereof, until WFOE’s business term or Jiangsu EZGO’s business term expires, unless otherwise notified by WFOE in writing. During the term of the EMCTSA, Jiangsu EZGO may not terminate the agreements except in the case of WFOE’s gross negligence or fraud, or this agreement or laws provide otherwise. WFOE may terminate this agreement by 30-day written notice to Jiangsu EZGO at any time.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement, dated November 8, 2019, among WFOE, Jiangsu EZGO and the equity holders of Jiangsu EZGO, the equity holders of Jiangsu EZGO pledged the 100% equity interests in Jiangsu EZGO to WFOE to guarantee performance of all of his or her obligations under the Proxy Agreement, Exclusive Call Option Agreement and EMCTSA. If any event of default as provided for therein occurs, WFOE, as the pledgee, will be entitled to dispose of the pledged equity interests according to applicable PRC laws. On November 28, 2019, WFOE, Jiangsu EZGO and all its equity holders have completed the registration of the equity pledge with the relevant office of SAMR in accordance with the PRC Property Rights Law.

Loan Agreement

Pursuant to the Loan Agreement, dated November 8, 2019, WFOE agrees to provide Jiangsu EZGO with loans of different amounts with interest of 24% according to Jiangsu EZGO’s needs from time to time. The term of each loan is 20 years, which can be extended with the written consent of both parties. During the term of the loan or the extended term of the loan, Jiangsu EZGO shall not repay in advance without the written consent of WFOE while in case of certain circumstances, Jiangsu EZGO must repay the loan in advance upon WFOE’s written request.

Spousal Consent Letter

The spouses of individual equity holders of Jiangsu EZGO each signed Spousal Consent Letters. Under the Spousal Consent Letter, the signing spouse unconditionally and irrevocably agreed to the execution by his or her spouse of the above-mentioned Equity Pledge Agreement, Exclusive Call Option Agreement and Proxy Agreement, and that his or her spouse may perform, amend or terminate such agreements without his or her consent. In addition, in the event that the spouse obtains any equity interest in Jiangsu EZGO held by his or her spouse for any reason, he or she agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements entered into by his or her spouse, as may be amended from time to time.

Risks in relation to the VIE structure

On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, or the FIL, which took effect on January 1, 2020. The FIL does not explicitly classify whether VIE that are controlled through contractual arrangements would be deemed as foreign invested enterprises if they are ultimately “controlled” by foreign investors. Since the FIL is relatively new, uncertainties still exist in relation to its interpretation and implementation, and it is still unclear how the FIL would affect VIE structure and business operation.

EZGO believes the contractual arrangements with its VIE and their respective equity holders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;

●	limit the Company’s business expansion in PRC by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in PRC.

Total assets and liabilities presented on the Company’s Consolidated Balance Sheets and revenue, expense, net loss presented on Consolidated Statements of Operations as well as the cash flows from operating, investing and financing activities presented on the Consolidated Statements of Cash Flows are substantially the financial position, result of operations and cash flows of the EZGO’s VIE and subsidiaries of VIE.

The following financial information of the VIE and its subsidiaries were included in the accompanying CFS as of September 30, 2023 and 2024 and for the fiscal years ended September 30, 2022, 2023 and 2024:

	As of September 30,
	2023	2024
Cash	$583,260	$54,365
Restricted cash	875	842
Amounts due from EZGO and its subsidiaries	16,089,824	11,345,913
Accounts receivable, net	1,502,688	518,301
Amounts due from related companies	4,828,546	4,578,844
Others	2,316,709	1,447,790
Total current assets	25,321,902	17,946,055
Total non-current assets	3,050,821	1,602,614
Total assets	$28,372,723	$19,548,669

Amounts due to EZGO and its subsidiaries	$2,954,404	$248,160
Accounts payable	936,041	1,067,018
Accrued expenses and other payables	4,578,885	3,711,732
Income tax payable	710,983	726,796
Current liabilities of discontinued operation	693,843	737,163
Others	823,984	531,854
Total current liabilities	10,698,140	7,022,723
Long-term loan from EZGO and its subsidiaries	12,061,404	9,575,923
Lease liabilities, non-current	-	23,069
Total non-current liabilities	12,061,404	9,598,992
Total liabilities	$22,759,544	$16,621,715

	Year Ended September 30,
	2022	2023	2024
Net revenues	$12,805,906	$6,757,558	$2,912,265
Loss from operations	(4,273,622)	(1,605,292)	(1,883,571)
Other expenses, net	(872,639)	(2,180,789)	(972,576)
Net loss from continuing operations	(5,781,108)	(3,800,165)	(2,866,472)
(Loss) income from discontinued operation, net of tax	(81,605)	573	-
Net loss	(5,862,713)	(3,799,592)	(2,866,472)
Net loss attributable to EZGO’s shareholders	(4,857,681)	(3,478,102)	(2,243,597)

Net cash (used in) provided by operating activities	(49,082)	6,346,133	(582,781)
Net cash (used in) provided by investing activities	(8,618,188)	(5,997,989)	6,869,621
Net cash provided by (used in) financing activities	6,578,924	(1,696,888)	(6,312,452)

The VIE and its subsidiaries contributed an aggregate of 73.6%, 42.4% and 13.8% of the consolidated revenue from continuing operations for the three fiscal years ended September 30, 2022, 2023 and 2024, respectively. As of September 30, 2023, the VIE and its subsidiaries accounted for an aggregate of 34.6% of the consolidated total assets, and 147.6% and of the consolidated total liabilities from continuing operations. And as of September 30, 2024, the VIE and its subsidiaries accounted for an aggregate of 22.9% of the consolidated total assets, and 68.2% and of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company to provide financial support to the VIE and its subsidiaries. However, if the VIE and its subsidiaries were ever to need financial support, the Company may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE and its subsidiaries through loans to the shareholders of the VIE and its subsidiaries or entrustment loans to the VIE and its subsidiaries.

The Company believes that there are no assets held in the VIE and its subsidiaries that can be used only to settle obligations of the VIE and its subsidiaries except for registered capital and the PRC statutory reserves, in the respective periods. As the VIE and its subsidiaries are incorporated as limited liability companies under the PRC Company Law, creditors of the VIE and its subsidiaries do not have recourse to the general credit of the Company for any of the liabilities of the VIE and its subsidiaries. Relevant PRC laws and regulations restrict the VIE and its subsidiaries from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital. to the Company in the form of loans and advances or cash dividends. Please refer to Note 20 for disclosure of restricted net assets.